Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings for the period	$ 12,041	$ 123,451
Items that may be reclassified subsequently to net earnings:
Unrealized net gains on short-term investments (net of $nil tax in 2018 and 2017)	993	810
Reclassification adjustment for realized (gains) losses on short-term investments to earnings	(788)	361
Total comprehensive earnings for the year	12,246	124,622
Total comprehensive earnings attributable to:
Equity holders of the Company	10,499	122,162
Non-controlling interests	$ 1,747	$ 2,460